Income taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes	Income taxes:
An allocation of federal and state income taxes between current and deferred portions is presented below:

	For the Year Ended December 31,
	2020	2019	2,018
Current	$44,362	$27,641	$19,259
Deferred	(25,530)	(1,916)	6,359
Total	$18,832	$25,725	$25,618
The following table presents a reconciliation of federal income taxes at the statutory federal rate of 21% to the Company's effective tax rates for the year ended December 31, 2020, 2019, and 2018:

	For the Year Ended December 31,
	2020		2019		2018
Federal taxes calculated at statutory rate	$17,317	21.0%	$23,003	21.0%	$22,230	21.0%
Increase (decrease) resulting from:
State taxes, net of federal benefit	3,197	3.9%	4,792	4.4%	4,666	4.4%
Expense (benefit) from equity based compensation	153	0.2%	(1,353)	(1.2)%	(870)	(0.8)%
Municipal interest income, net of interest disallowance	(1,507)	(1.8)%	(908)	(0.8)%	(837)	(0.8)%
Bank owned life insurance	(327)	(0.4)%	(51)	(0.1)%	(51)	—%
Merger costs	289	0.4%	66	0.1%	141	0.1%
Other	(290)	(0.4)%	176	0.1%	339	0.3%
Income tax expense, as reported	$18,832	22.9%	$25,725	23.5%	$25,618	24.2%

As of December 31, 2020, the Company acquired $8,346 of net operating losses from Franklin. The net operating loss carryforwards can be used to offset taxable income in future periods and reduce income tax liabilities in those future periods. While net operating losses are subject to certain annual utilization limits under IRC Section 382, the Company believes the net operating losses carryforward will be realized based on the projected annual limitation and the length of the net operating loss carryover period. The Company's determination of the realization of the net deferred tax asset is based on its assessment of all available positive and negative evidence. The net operating loss carryforward is set to expire as of December 31, 2030.

The Company is no longer subject to examination by taxing authorities for tax years before 2017 for federal taxes and before 2016 for various state jurisdictions.
The components of the net deferred tax assets (liabilities) at December 31, 2020 and December 31, 2019, are as follows:

	December 31,	December 31
	2020	2019
Deferred tax assets:
Allowance for credit losses	$48,409	$8,113
Operating lease liabilities	14,496	9,373
Federal net operating loss	1,753	—
Amortization of core deposit intangibles	—	1,386
Deferred compensation	8,872	5,231
Unrealized loss on debt securities	—	54
Unrealized loss on equity securities	—	60
Unrealized loss on cash flow hedges	499	—
Other	19,101	2,388
Subtotal	93,130	26,605
Deferred tax liabilities:
FHLB stock dividends	$(561)	$(550)
Operating leases - right of use assets	(13,197)	(8,641)
Depreciation	(7,491)	(5,078)
Amortization of core deposit intangibles	(684)	—
Unrealized gain on equity securities	(17)	—
Unrealized gain on cash flow hedges	—	(203)
Unrealized gain on debt securities	(13,027)	(3,051)
Mortgage servicing rights	(20,803)	(19,678)
Goodwill	(11,301)	(8,859)
Other	(9,653)	(1,035)
Subtotal	(76,734)	(47,095)
Net deferred tax assets (liabilities)	$16,396	$(20,490)